Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	$ 750	$ 3,405	$ 341
Property acquisitions, unproved	15	91	251
Exploration	37	71	151
Development	2,536	5,269	3,567
Costs incurred	3,338	8,836	4,310
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	750	3,405	214
Property acquisitions, unproved	15	91	340
Exploration	22	38	116
Development	2,338	4,687	3,245
Costs incurred	3,125	8,221	3,915
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	127
Property acquisitions, unproved	0	0	0
Exploration	0	0	0
Development	104	349	110
Costs incurred	104	349	237
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	0	(89)
Exploration	15	33	35
Development	94	233	212
Costs incurred	$ 109	$ 266	$ 158